THE ALGER
INSTITUTIONAL FUNDS

QUARTERLY REPORT
JANUARY 31, 2021

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—0.2%
Bank of America Corp.	140,551	$4,167,337
JPMorgan Chase & Co.	25,645	3,299,742
		7,467,079
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	59,141	18,813,935
Copart, Inc.*	32,586	3,576,314
		22,390,249
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
AMETEK, Inc.	119,750	13,562,885
FINANCIAL EXCHANGES & DATA—1.7%
CME Group, Inc., Cl. A	181,599	33,003,802
S&P Global, Inc.	99,937	31,680,029
		64,683,831
FOOD DISTRIBUTORS—0.8%
Sysco Corp.	457,190	32,693,657
FOOTWEAR—1.8%
NIKE, Inc., Cl. B	523,319	69,910,185
GENERAL MERCHANDISE STORES—0.3%
Target Corp.	64,342	11,656,840
HEALTHCARE EQUIPMENT—4.9%
Boston Scientific Corp.*	108,791	3,855,553
Danaher Corp.	521,387	124,006,684
DexCom, Inc.*	36,014	13,499,848
Intuitive Surgical, Inc.*	28,707	21,462,502
Medtronic PLC	277,734	30,920,126
		193,744,713
HEALTHCARE SERVICES—0.7%
Cigna Corp.	27,397	5,946,519
Guardant Health, Inc.*	136,159	21,172,724
		27,119,243
HEALTHCARE SUPPLIES—0.6%
Align Technology, Inc.*	43,054	22,619,711
HEALTHCARE TECHNOLOGY—0.0%
Veeva Systems, Inc., Cl. A*	6,848	1,893,061
HOME IMPROVEMENT RETAIL—0.9%
Lowe's Cos., Inc.	214,706	35,823,696
INDUSTRIAL CONGLOMERATES—0.2%
General Electric Co.	559,613	5,976,667
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	59,395	15,844,210
INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. C*	82,205	150,907,007
Facebook, Inc., Cl. A*	497,343	128,478,617
Pinterest, Inc., Cl. A*	729,376	49,969,550

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—8.5% (CONT.)
Snap, Inc., Cl. A*	100,239	$5,306,652
		334,661,826
INTERNET & DIRECT MARKETING RETAIL—11.4%
Alibaba Group Holding Ltd.#,*	166,973	42,382,757
Altaba, Inc.*,@,(b)	342,659	4,769,813
Amazon.com, Inc.*	107,285	343,977,167
Booking Holdings, Inc.*	12,299	23,913,315
MercadoLibre, Inc.*	17,801	31,677,057
		446,720,109
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Shopify, Inc., Cl. A*	20,122	22,105,828
Twilio, Inc., Cl. A*	109,873	39,491,653
		61,597,481
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	469,126	31,454,898
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	55,019	18,353,238
METAL & GLASS CONTAINERS—0.1%
Ball Corp.	40,353	3,551,871
MOVIES & ENTERTAINMENT—1.4%
Live Nation Entertainment, Inc.*	193,042	12,827,641
Netflix, Inc.*	59,737	31,803,381
The Walt Disney Co.*	55,258	9,292,738
		53,923,760
PHARMACEUTICALS—0.3%
Horizon Therapeutics PLC*	131,272	9,514,594
Zoetis, Inc., Cl. A	7,499	1,156,721
		10,671,315
RAILROADS—1.0%
Union Pacific Corp.	192,443	38,001,719
RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	24,850	22,357,794
RESTAURANTS—1.5%
Chipotle Mexican Grill, Inc., Cl. A*	19,614	29,028,720
Starbucks Corp.	309,622	29,974,506
		59,003,226
SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	91,721	44,388,378
SEMICONDUCTORS—9.8%
Advanced Micro Devices, Inc.*	635,941	54,461,987
Microchip Technology, Inc.	93,187	12,683,683
Micron Technology, Inc.*	487,685	38,171,105
NVIDIA Corp.	109,882	57,093,588
NXP Semiconductors NV	338,513	54,321,181

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—9.8% (CONT.)
QUALCOMM, Inc.	673,889	$105,315,373
Taiwan Semiconductor Manufacturing Co., Ltd.#	497,481	60,453,891
		382,500,808
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	62,990	43,576,482
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	1,433,750	332,572,650
ServiceNow, Inc.*	33,186	18,025,308
		350,597,958
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	2,157,302	284,677,572
TRUCKING—0.7%
Uber Technologies, Inc.*	510,039	25,976,286
WIRELESS TELECOMMUNICATION SERVICES—2.3%
T-Mobile US, Inc.*	719,575	90,724,016
TOTAL COMMON STOCKS
(Cost $2,112,682,383)		3,859,368,107
REAL ESTATE INVESTMENT TRUST—0.2%	SHARES	VALUE
RETAIL—0.2%
Simon Property Group, Inc.	92,532	8,598,999
(Cost $8,357,239)		8,598,999
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	123	3,075,000
(Cost $3,075,000)		3,075,000
Total Investments
(Cost $2,124,114,622)	98.9%	$3,871,042,106
Affiliated Securities (Cost $3,075,000)		3,075,000
Unaffiliated Securities (Cost $2,121,039,622)		3,867,967,106
Other Assets in Excess of Liabilities	1.1%	43,625,991
NET ASSETS	100.0%	$3,914,668,097

#	American Depositary Receipts.
(a)	Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Altaba, Inc.	10/24/18	$986,137	0.03%	$780,842	0.02%
Altaba, Inc.	10/25/18	1,506,214	0.04%	1,187,000	0.03%
Altaba, Inc.	10/29/18	1,458,917	0.04%	1,197,204	0.03%
Altaba, Inc.	10/30/18	1,034,749	0.03%	865,114	0.02%
Altaba, Inc.	10/31/18	767,835	0.02%	611,102	0.02%
Altaba, Inc.	11/6/18	165,940	0.00%	128,551	0.00%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	3,075,000	0.08%	3,075,000	0.08%
Palantir Technologies, Inc., Cl. A	10/1/20	7,065,020	0.18%	32,294,046	0.83%
Total				$40,138,859	1.03%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—98.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
TransDigm Group, Inc.*	33,247	$18,394,900
APPAREL ACCESSORIES & LUXURY GOODS—0.2%
Moncler SpA*	46,896	2,642,474
APPLICATION SOFTWARE—8.6%
Adobe, Inc.*	108,498	49,775,627
Intuit, Inc.	39,056	14,108,199
RingCentral, Inc., Cl. A*	29,812	11,117,491
salesforce.com, Inc.*	144,712	32,641,239
		107,642,556
AUTOMOBILE MANUFACTURERS—0.8%
Tesla, Inc.*	12,494	9,914,364
AUTOMOTIVE RETAIL—0.5%
Lithia Motors, Inc., Cl. A	20,848	6,643,841
CASINOS & GAMING—2.1%
DraftKings, Inc., Cl. A*	496,949	26,889,910
CONSUMER FINANCE—1.5%
dMY Technology Group, Inc. II, Cl. A*	883,884	18,340,593
DATA PROCESSING & OUTSOURCED SERVICES—10.5%
Fiserv, Inc.*	206,990	21,255,803
PayPal Holdings, Inc.*	249,930	58,561,098
Visa, Inc., Cl. A	268,704	51,927,048
		131,743,949
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	20,101	6,394,530
FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl. A	60,958	11,078,507
S&P Global, Inc.	45,591	14,452,347
		25,530,854
FOOD DISTRIBUTORS—1.0%
US Foods Holding Corp.*	405,953	12,580,483
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	53,575	7,157,084
HEALTHCARE EQUIPMENT—4.7%
Danaher Corp.	164,285	39,073,545
DexCom, Inc.*	20,586	7,716,662
Medtronic PLC	106,997	11,911,976
		58,702,183
HEALTHCARE SERVICES—0.5%
Guardant Health, Inc.*	39,590	6,156,245
HEALTHCARE SUPPLIES—0.3%
Align Technology, Inc.*	8,056	4,232,461
HOME IMPROVEMENT RETAIL—0.7%
Lowe's Cos., Inc.	48,710	8,127,263

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*	30,668	$56,298,474
Facebook, Inc., Cl. A*	162,569	41,996,450
Pinterest, Inc., Cl. A*	319,060	21,858,801
		120,153,725
INTERNET & DIRECT MARKETING RETAIL—10.8%
Alibaba Group Holding Ltd.#,*	46,282	11,747,760
Amazon.com, Inc.*	34,452	110,460,002
Booking Holdings, Inc.*	2,315	4,501,124
MercadoLibre, Inc.*	4,546	8,089,653
		134,798,539
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	140,607	9,427,699
LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	26,180	6,962,833
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	57,952	19,331,628
MOVIES & ENTERTAINMENT—1.2%
Live Nation Entertainment, Inc.*	68,576	4,556,875
Netflix, Inc.*	20,347	10,832,540
		15,389,415
RAILROADS—1.0%
Union Pacific Corp.	61,093	12,064,035
RESTAURANTS—2.2%
Starbucks Corp.	286,255	27,712,347
SEMICONDUCTOR EQUIPMENT—3.4%
Applied Materials, Inc.	439,565	42,497,144
SEMICONDUCTORS—9.4%
Advanced Micro Devices, Inc.*	317,208	27,165,693
NVIDIA Corp.	33,521	17,417,176
NXP Semiconductors NV	128,974	20,696,458
QUALCOMM, Inc.	201,874	31,548,869
Taiwan Semiconductor Manufacturing Co., Ltd.#	173,721	21,110,576
		117,938,772
SPECIALTY CHEMICALS—1.7%
The Sherwin-Williams Co.	30,106	20,827,331
SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	477,395	110,736,544
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.0%
Apple, Inc.	756,804	99,867,856
TRUCKING—0.5%
Uber Technologies, Inc.*	132,599	6,753,267
WIRELESS TELECOMMUNICATION SERVICES—2.5%
T-Mobile US, Inc.*	245,000	30,889,600
TOTAL COMMON STOCKS
(Cost $867,361,230)		1,226,444,425

THE ALGER INSTITUTIONAL FUNDS	ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$11,524
(Cost $345,713)		11,524
REAL ESTATE INVESTMENT TRUST—0.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	44,217	4,109,086
(Cost $4,000,226)		4,109,086
Total Investments
(Cost $871,707,169)	98.3%	$1,230,565,035
Affiliated Securities (Cost $345,713)		11,524
Unaffiliated Securities (Cost $871,361,456)		1,230,553,511
Other Assets in Excess of Liabilities	1.7%	21,140,433
NET ASSETS	100.0%	$1,251,705,468

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$11,524	0.00%
Total				$11,524	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—92.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	12,363	$1,455,620
Teledyne Technologies, Inc.*	1,720	614,057
TransDigm Group, Inc.*	1,230	680,534
		2,750,211
AGRICULTURAL & FARM MACHINERY—0.5%
Hydrofarm Holdings Group, Inc.*	9,902	747,700
AIR FREIGHT & LOGISTICS—0.7%
XPO Logistics, Inc.*	8,296	915,961
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Capri Holdings Ltd.*	15,904	662,561
Moncler SpA*	20,154	1,135,628
		1,798,189
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	2,484	618,268
APPLICATION SOFTWARE—15.2%
ANSYS, Inc.*	3,763	1,333,494
Atlassian Corp., PLC, Cl. A*	3,978	919,435
Avalara, Inc.*	6,325	948,750
Benefitfocus, Inc.*	33,106	407,204
Cadence Design Systems, Inc.*	12,741	1,661,299
Coupa Software, Inc.*	4,419	1,369,316
Datadog, Inc., Cl. A*	13,399	1,376,747
DocuSign, Inc., Cl. A*	9,074	2,113,244
Dynatrace, Inc.*	21,832	906,246
Fair Isaac Corp.*	1,908	858,810
Five9, Inc.*	11,748	1,953,105
MicroStrategy, Inc., Cl. A*	1,477	911,767
Palantir Technologies, Inc., Cl. A*,(a)	50,481	1,519,746
Paycom Software, Inc.*	3,775	1,433,518
PTC, Inc.*	15,874	2,109,813
Sprout Social, Inc., Cl. A*	11,060	729,960
		20,552,454
BIOTECHNOLOGY—4.7%
BioMarin Pharmaceutical, Inc.*	7,753	641,793
Exact Sciences Corp.*	4,232	580,461
Forte Biosciences, Inc.*	41,612	1,408,982
Incyte Corp.*	7,438	667,561
Invitae Corp.*	28,724	1,422,413
Natera, Inc.*	14,781	1,576,246
		6,297,456
CASINOS & GAMING—3.4%
DraftKings, Inc., Cl. A*	41,757	2,259,471
Flutter Entertainment PLC*	3,168	589,217
Penn National Gaming, Inc.*	17,325	1,796,949
		4,645,637

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
CONSUMER FINANCE—1.7%
dMY Technology Group, Inc. II, Cl. A*	110,947	$2,302,150
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Square, Inc., Cl. A*	11,048	2,385,926
DISTRIBUTORS—0.5%
Pool Corp.	1,754	621,232
DIVERSIFIED SUPPORT SERVICES—1.8%
Cintas Corp.	2,465	784,166
Copart, Inc.*	15,335	1,683,016
		2,467,182
EDUCATION SERVICES—0.6%
Chegg, Inc.*	8,202	781,323
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
AMETEK, Inc.	5,953	674,237
Generac Holdings, Inc.*	2,790	687,512
		1,361,749
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Trimble, Inc.*	25,941	1,709,771
FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
The Scotts Miracle-Gro Co.	4,184	926,379
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	1,341	725,159
FOOD DISTRIBUTORS—1.1%
US Foods Holding Corp.*	48,105	1,490,774
HEALTHCARE EQUIPMENT—4.7%
ABIOMED, Inc.*	2,268	789,831
CryoPort, Inc.*	19,506	1,330,309
DexCom, Inc.*	2,697	1,010,971
Insulet Corp.*	5,841	1,560,598
Masimo Corp.*	3,975	1,017,282
Nevro Corp.*	3,529	570,957
		6,279,948
HEALTHCARE SERVICES—1.5%
Guardant Health, Inc.*	12,699	1,974,695
HEALTHCARE SUPPLIES—1.3%
Align Technology, Inc.*	3,311	1,739,533
HEALTHCARE TECHNOLOGY—3.0%
Teladoc Health, Inc.*	7,138	1,883,218
Veeva Systems, Inc., Cl. A*	7,868	2,175,030
		4,058,248
HOMEFURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	8,831	1,138,493
HOTELS RESORTS & CRUISE LINES—0.4%
Extended Stay America, Inc.	38,425	564,079

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Upwork, Inc.*	24,015	$995,422
INDUSTRIAL MACHINERY—1.0%
The Middleby Corp.*	9,541	1,294,905
INTERACTIVE HOME ENTERTAINMENT—1.9%
Activision Blizzard, Inc.	11,158	1,015,378
Skillz, Inc.*	55,499	1,532,882
		2,548,260
INTERACTIVE MEDIA & SERVICES—1.8%
Pinterest, Inc., Cl. A*	36,027	2,468,210
INTERNET & DIRECT MARKETING RETAIL—5.3%
Etsy, Inc.*	5,680	1,130,831
Farfetch Ltd., Cl. A*	29,445	1,803,212
Fiverr International Ltd.*	3,177	656,082
Magnite, Inc.*	63,728	2,207,538
MercadoLibre, Inc.*	761	1,354,207
		7,151,870
INTERNET SERVICES & INFRASTRUCTURE—3.8%
BigCommerce Holdings, Inc.*	33,502	2,678,150
Okta, Inc., Cl. A*	6,721	1,740,806
Twilio, Inc., Cl. A*	1,971	708,437
		5,127,393
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	4,429	1,177,937
LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	6,559	958,467
LIFE SCIENCES TOOLS & SERVICES—3.6%
10X Genomics, Inc., Cl. A*	7,681	1,314,603
Bio-Techne Corp.	6,948	2,257,475
Repligen Corp.*	6,581	1,316,200
		4,888,278
METAL & GLASS CONTAINERS—0.5%
Ball Corp.	7,117	626,438
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*	5,181	344,277
Roku, Inc., Cl. A*	8,328	3,239,842
		3,584,119
PHARMACEUTICALS—2.1%
Catalent, Inc.*	9,180	1,056,159
Green Thumb Industries, Inc.*	59,361	1,720,165
		2,776,324
REGIONAL BANKS—1.0%
SVB Financial Group*	2,978	1,303,709
RESEARCH & CONSULTING SERVICES—2.6%
CoStar Group, Inc.*	1,989	1,789,523

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—92.0% (CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—2.6% (CONT.)
Verisk Analytics, Inc., Cl. A	9,110	$1,671,685
		3,461,208
RESTAURANTS—1.6%
Chipotle Mexican Grill, Inc., Cl. A*	903	1,336,440
Shake Shack, Inc., Cl. A*	7,215	818,325
		2,154,765
SEMICONDUCTOR EQUIPMENT—3.0%
KLA Corp.	3,569	999,570
Lam Research Corp.	3,347	1,619,781
SolarEdge Technologies, Inc.*	4,949	1,426,945
		4,046,296
SEMICONDUCTORS—3.3%
Advanced Micro Devices, Inc.*	21,003	1,798,697
Microchip Technology, Inc.	9,140	1,244,045
Universal Display Corp.	6,278	1,449,088
		4,491,830
SYSTEMS SOFTWARE—2.7%
Crowdstrike Holdings, Inc., Cl. A*	11,567	2,496,159
Palo Alto Networks, Inc.*	3,343	1,172,557
		3,668,716
TRUCKING—1.8%
Old Dominion Freight Line, Inc.	4,842	939,348
Uber Technologies, Inc.*	29,422	1,498,462
		2,437,810
TOTAL COMMON STOCKS
(Cost $85,089,221)		124,014,474
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	166,009	24,901
(Cost $747,040)		24,901
WARRANTS—1.7%	SHARES	VALUE
BIOTECHNOLOGY—1.7%
Forte Biosciences, Inc., 2/20/21*,@	95,530	2,225,467
(Cost $0)		2,225,467
RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(c),(d)	422,928	291,820
(Cost $226,186)		291,820
REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
RETAIL—2.2%
Simon Property Group, Inc.	14,238	1,323,137
Tanger Factory Outlet Centers, Inc.	105,197	1,623,190
		2,946,327

THE ALGER INSTITUTIONAL FUNDS	ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8% (CONT.)	SHARES	VALUE
SPECIALIZED—2.6%
Crown Castle International Corp.	21,961	$3,497,509
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,966,312)		6,443,836
SPECIAL PURPOSE VEHICLE—0.6%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures Capital LLC, Cl. A*,@,(b),(c)	22	550,000
Crosslink Ventures Capital LLC, Cl. B*,@,(b),(c)	9	225,000
		775,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		775,000
Total Investments
(Cost $92,803,759)	99.3%	$133,775,498
Affiliated Securities (Cost $1,522,040)		799,901
Unaffiliated Securities (Cost $91,281,719)		132,975,597
Other Assets in Excess of Liabilities	0.7%	991,954
NET ASSETS	100.0%	$134,767,452

(a)	Restricted security - Security restricted from resale until the public disclosure of the company’s financial results for the period ended January 31, 2021.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(d)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$550,000	0.50%	$550,000	0.41%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	225,000	0.19%	225,000	0.17%
Forte Biosciences, Inc., Warrants	2/19/20	0	0.00%	2,225,467	1.65%
Palantir Technologies, Inc., Cl. A	10/1/20	332,150	0.30%	1,519,746	1.13%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	24,901	0.02%
Tolero CDR	2/6/17	226,186	0.23%	291,820	0.21%
Total				$4,836,934	3.59%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited)

COMMON STOCKS—93.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	14,484	$632,371
Mercury Systems, Inc.*	39,079	2,776,954
		3,409,325
AGRICULTURAL & FARM MACHINERY—1.1%
Hydrofarm Holdings Group, Inc.*	53,309	4,025,363
ALTERNATIVE CARRIERS—1.1%
Bandwidth, Inc., Cl. A*	21,101	3,758,932
APPAREL RETAIL—0.7%
Burlington Stores, Inc.*	10,135	2,522,601
APPLICATION SOFTWARE—19.4%
ACI Worldwide, Inc.*	129,289	4,963,405
Avalara, Inc.*	44,164	6,624,600
Benefitfocus, Inc.*	67,429	829,377
Bill.com Holdings, Inc.*	31,925	3,891,019
Blackbaud, Inc.	40,144	2,669,175
Blackline, Inc.*	23,539	3,051,125
Coupa Software, Inc.*	12,528	3,882,051
Everbridge, Inc.*	35,693	4,744,670
Guidewire Software, Inc.*	22,593	2,592,321
HubSpot, Inc.*	21,274	7,918,183
Manhattan Associates, Inc.*	26,977	3,054,606
Medallia, Inc.*	21,039	873,119
Paycom Software, Inc.*	13,714	5,207,754
Q2 Holdings, Inc.*	46,488	5,949,999
Smartsheet, Inc., Cl. A*	35,979	2,509,175
Sprout Social, Inc., Cl. A*	28,790	1,900,140
SPS Commerce, Inc.*	37,488	3,707,188
Tyler Technologies, Inc.*	8,698	3,677,427
Vertex, Inc., Cl. A*	23,635	776,410
		68,821,744
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc.	26,688	2,940,751
BIOTECHNOLOGY—4.1%
CareDx, Inc.*	132,765	10,147,229
Exact Sciences Corp.*	17,366	2,381,921
Karuna Therapeutics, Inc.*	7,889	782,825
Turning Point Therapeutics, Inc.*	9,812	1,231,308
		14,543,283
CASINOS & GAMING—4.0%
DraftKings, Inc., Cl. A*	133,231	7,209,130
Penn National Gaming, Inc.*	66,385	6,885,452
		14,094,582
CONSUMER FINANCE—1.8%
dMY Technology Group, Inc. II, Cl. A*	304,896	6,326,592
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	24,663	1,409,244

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—93.6% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Sunrun, Inc.*	65,956	$4,568,772
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	26,390	2,323,112
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	55,477	4,556,326
FINANCIAL EXCHANGES & DATA—0.6%
Tradeweb Markets, Inc., Cl. A	33,873	2,059,140
FOOD DISTRIBUTORS—1.5%
The Chefs' Warehouse, Inc.*	49,529	1,351,647
US Foods Holding Corp.*	126,278	3,913,355
		5,265,002
HEALTHCARE EQUIPMENT—11.2%
ABIOMED, Inc.*	13,894	4,838,586
Cantel Medical Corp.*	74,202	5,859,732
CryoPort, Inc.*	68,144	4,647,421
DexCom, Inc.*	13,953	5,230,282
Inmode Ltd.*	17,386	1,023,340
Inogen, Inc.*	25,811	1,262,932
Insulet Corp.*	35,905	9,593,098
Mesa Laboratories, Inc.	5,323	1,475,216
Tandem Diabetes Care, Inc.*	61,196	5,669,809
		39,600,416
HEALTHCARE SERVICES—3.1%
1Life Healthcare, Inc.*	80,871	4,092,072
Biodesix, Inc.*	39,526	955,739
Guardant Health, Inc.*	32,574	5,065,257
Progenity, Inc.*	140,074	963,709
		11,076,777
HEALTHCARE SUPPLIES—4.7%
Neogen Corp.*	73,245	5,923,323
Quidel Corp.*	42,856	10,755,570
		16,678,893
HEALTHCARE TECHNOLOGY—6.5%
Teladoc Health, Inc.*	27,830	7,342,389
Veeva Systems, Inc., Cl. A*	37,434	10,348,255
Vocera Communications, Inc.*	120,608	5,300,721
		22,991,365
HOMEFURNISHING RETAIL—0.7%
Bed Bath & Beyond, Inc.	74,371	2,627,527
HYPERMARKETS & SUPER CENTERS—0.8%
BJ's Wholesale Club Holdings, Inc.*	65,632	2,761,138
INSURANCE BROKERS—0.3%
eHealth, Inc.*	20,844	997,385
INTERACTIVE HOME ENTERTAINMENT—1.0%
Take-Two Interactive Software, Inc.*	17,056	3,418,875

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—93.6% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—0.4%
Eventbrite, Inc., Cl. A*	75,413	$1,346,122
INTERNET & DIRECT MARKETING RETAIL—5.5%
Farfetch Ltd., Cl. A*	106,932	6,548,516
Fiverr International Ltd.*	20,262	4,184,306
Magnite, Inc.*	182,884	6,335,102
The RealReal, Inc.*	98,283	2,327,341
		19,395,265
INTERNET SERVICES & INFRASTRUCTURE—0.5%
BigCommerce Holdings, Inc.*	20,329	1,625,100
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	30,731	2,212,632
LIFE SCIENCES TOOLS & SERVICES—8.6%
10X Genomics, Inc., Cl. A*	19,661	3,364,980
Bio-Techne Corp.	26,081	8,473,978
Maravai LifeSciences Holdings, Inc., Cl. A*	24,410	850,444
NanoString Technologies, Inc.*	96,707	6,772,391
NeoGenomics, Inc.*	83,007	4,401,031
PRA Health Sciences, Inc.*	25,052	3,087,409
Repligen Corp.*	18,568	3,713,600
		30,663,833
MANAGED HEALTHCARE—0.8%
HealthEquity, Inc.*	33,365	2,787,646
MOVIES & ENTERTAINMENT—0.5%
Live Nation Entertainment, Inc.*	26,506	1,761,324
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Magnolia Oil & Gas Corp., Cl. A*	347,155	2,940,403
PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	32,450	557,815
REGIONAL BANKS—0.5%
Webster Financial Corp.	36,852	1,722,831
RESTAURANTS—2.5%
Shake Shack, Inc., Cl. A*	43,000	4,877,060
Wingstop, Inc.	27,385	4,109,119
		8,986,179
SEMICONDUCTOR EQUIPMENT—0.6%
SolarEdge Technologies, Inc.*	7,100	2,047,143
SEMICONDUCTORS—1.0%
Universal Display Corp.	15,358	3,544,934
SPECIALTY CHEMICALS—1.1%
Balchem Corp.	36,897	3,949,086
SPECIALTY STORES—0.9%
Five Below, Inc.*	9,706	1,705,635
Leslie's, Inc.*	4,391	125,583
Sportsman's Warehouse Holdings, Inc.*	72,202	1,264,979
		3,096,197

THE ALGER INSTITUTIONAL FUNDS	ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—93.6% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—1.2%
Proofpoint, Inc.*	32,296	$4,168,768
TOTAL COMMON STOCKS
(Cost $156,089,410)		331,582,423
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	19,989
(Cost $599,684)		19,989
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(b),(c)	528,559	364,706
(Cost $285,725)		364,706
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
Digital Realty Trust, Inc.	38,387	5,525,809
(Cost $4,912,427)		5,525,809
SPECIAL PURPOSE VEHICLE—0.5%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	51	1,275,000
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	325,000
		1,600,000
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,600,000)		1,600,000
Total Investments
(Cost $163,487,246)	95.7%	$339,092,927
Affiliated Securities (Cost $2,199,684)		1,619,989
Unaffiliated Securities (Cost $161,287,562)		337,472,938
Other Assets in Excess of Liabilities	4.3%	15,089,775
NET ASSETS	100.0%	$354,182,702

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,275,000	0.49%	$1,275,000	0.36%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.11%	325,000	0.09%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	19,989	0.01%
Tolero CDR	2/6/17	285,725	0.16%	364,706	0.10%
Total				$1,984,695	0.56%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$479,309,602	$479,309,602	$—	$—
Consumer Discretionary	820,082,885	774,791,584	40,521,488	4,769,813
Consumer Staples	32,693,657	32,693,657	—	—
Financials	103,605,808	103,605,808	—	—
Healthcare	314,461,882	314,461,882	—	—
Industrials	203,829,038	203,829,038	—	—
Information Technology	1,842,412,672	1,810,118,626	32,294,046	—
Materials	62,972,563	62,972,563	—	—
TOTAL COMMON STOCKS	$3,859,368,107	$3,781,782,760	$72,815,534	$4,769,813
REAL ESTATE INVESTMENT TRUST
Real Estate	8,598,999	8,598,999	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,075,000	—	—	3,075,000
TOTAL INVESTMENTS IN SECURITIES	$3,871,042,106	$3,790,381,759	$72,815,534	$7,844,813

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$166,432,740	$166,432,740	$—	$—
Consumer Discretionary	230,848,655	228,206,181	2,642,474	—
Consumer Staples	12,580,483	12,580,483	—	—
Financials	53,299,146	53,299,146	—	—
Healthcare	88,422,517	88,422,517	—	—
Industrials	43,606,732	43,606,732	—	—
Information Technology	610,426,821	610,426,821	—	—
Materials	20,827,331	20,827,331	—	—
TOTAL COMMON STOCKS	$1,226,444,425	$1,223,801,951	$2,642,474	$—
PREFERRED STOCKS
Healthcare	11,524	—	—	11,524
REAL ESTATE INVESTMENT TRUST
Real Estate	4,109,086	4,109,086	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,230,565,035	$1,227,911,037	$2,642,474	$11,524

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,600,589	$8,600,589	$—	$—
Consumer Discretionary	21,610,260	19,885,415	1,724,845	—
Consumer Staples	1,490,774	1,490,774	—	—
Financials	4,331,018	4,331,018	—	—
Healthcare	28,014,482	28,014,482	—	—
Industrials	16,432,148	16,432,148	—	—
Information Technology	41,982,386	40,462,640	1,519,746	—
Materials	1,552,817	1,552,817	—	—
TOTAL COMMON STOCKS	$124,014,474	$120,769,883	$3,244,591	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$24,901	$—	$—	$24,901
WARRANTS
Healthcare	2,225,467	—	2,225,467	—
RIGHTS
Healthcare	291,820	—	—	291,820
REAL ESTATE INVESTMENT TRUST
Real Estate	6,443,836	6,443,836	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	775,000	—	—	775,000
TOTAL INVESTMENTS IN SECURITIES	$133,775,498	$127,213,719	$5,470,058	$1,091,721

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,285,253	$10,285,253	$—	$—
Consumer Discretionary	52,934,983	52,934,983	—	—
Consumer Staples	8,026,140	8,026,140	—	—
Energy	2,940,403	2,940,403	—	—
Financials	14,046,699	14,046,699	—	—
Healthcare	138,900,028	138,900,028	—	—
Industrials	13,412,704	13,412,704	—	—
Information Technology	87,087,127	87,087,127	—	—
Materials	3,949,086	3,949,086	—	—
TOTAL COMMON STOCKS	$331,582,423	$331,582,423	$—	$—
PREFERRED STOCKS
Healthcare	19,989	—	—	19,989
RIGHTS
Healthcare	364,706	—	—	364,706
REAL ESTATE INVESTMENT TRUST
Real Estate	5,525,809	5,525,809	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,600,000	—	—	1,600,000
TOTAL INVESTMENTS IN SECURITIES	$339,092,927	$337,108,232	$—	$1,984,695

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2020	$7,562,484
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,792,671)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	4,769,813
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$(2,792,671)

Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$3,075,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	3,075,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2020	$11,524
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	11,524
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2020	$24,901
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	24,901
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2020	$291,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	291,820
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$550,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	225,000
Sales	—
Closing balance at January 31, 2021	775,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2020	$19,989
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	19,989
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2020	$364,706
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2021	364,706
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$1,275,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	325,000
Sales	—
Closing balance at January 31, 2021	1,600,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2021	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of January 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value January 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$4,769,813	Income	Discount Rate	15.00%-50.00%	N/A
		Approach
Special Purpose Vehicle	3,075,000	Market	Priced at Cost	N/A	N/A
		Approach

Alger Focus Equity Fund
Preferred Stocks	$11,524	Income	Discount Rate	72.50%-77.50%	N/A
Approach

Alger Mid Cap Growth Institutional Fund
Preferred Stocks	$24,901	Income	Discount Rate	72.50%-77.50%	N/A
		Approach
Rights	291,820	Income	Discount Rate	3.89%-4.77%	N/A
		Approach
Special Purpose Vehicle	775,000	Market	Priced at Cost	N/A	N/A
		Approach

Alger Small Cap Growth Institutional Fund
Preferred Stocks	$19,989	Income	Discount Rate	72.50%-77.50%	N/A
		Approach
Rights	364,706	Income	Discount Rate	3.89%-4.77%	N/A
		Approach
Special Purpose Vehicle	1,600,000	Market	Priced at Cost	N/A	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Institutional Fund	$43,490,050	$–	$43,490,050	$–
Alger Focus Equity Fund	10,507,032	–	10,507,032	–
Alger Mid Cap Growth Institutional Fund	1,506,314	–	1,506,314	–
Alger Small Cap Growth Institutional Fund	15,621,914	–	15,621,914	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$3,075,000	$–	$–	$–	$–	$–	$3,075,000
Total	$3,075,000	$–	$–	$–	$–	$–	$3,075,000

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$11,524	$–	$–	$–	$–	$–	$11,524
Total	$11,524	$–	$–	$–	$–	$–	$11,524

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$24,901	$–	$–	$–	$–	$–	$24,901
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	550,000	–	–	–	–	–	550,000
Crosslink Ventures Capital LLC, Cl. B	–	225,000	–	–	–	–	225,000
Total	$574,901	$225,000	$–	$–	$–	$–	$799,901

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2021
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$19,989	$–	$–	$–	$–	$–	$19,989
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,275,000	–	–	–	–	–	1,275,000
Crosslink Ventures Capital LLC, Cl. B	–	325,000	–	–	–	–	325,000
Total	$1,294,989	$325,000	$–	$–	$–	$–	$1,619,989